Note 18 - Accrued Expenses and Other Current Liabilities (Details Textual) - iSTAR Futures and iSTAR Wealth Management [Member] - USD ($) $ in Millions		1 Months Ended
	Mar. 30, 2015	Apr. 30, 2016	Apr. 30, 2015
Sale of Stock, Percentage of Ownership before Transaction	100.00%
Proceeds from Collection of Consideration Receivable			$ 5.1
Subsequent Event [Member]
Refund, Agreement Expired		$ 5.1